Long-Term Debt - Payments Required Under Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Disclosure [Line Items]
Required debt repayments 2012
Required debt repayments 2013
Required debt repayments 2014	495,216
Required debt repayments 2015
Required debt repayments 2016	300,000
Required debt repayments 2017 and thereafter	419,305
Total long-term debt	$ 1,214,521